Discontinuance of Operations, Held for Sale Operations and Asset Disposals (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of major classes of revenue and income (losses) with respect to the Discontinued Operations
Revenue	$ 215,911	$ 417,533	$ 189,157
Operating income (loss)	(6,225)	(88,919)	(18,877)
Pre-tax income (loss)	(2,036)	(88,790)	(18,341)
Provision (benefit) for taxes	3,908	(6,352)	(7,199)
Net income (loss)	(5,944)	(82,438)	(11,142)
Assets with respect to discontinued operations
Total assets	90,940	122,507
Total liabilities	67,674	97,608
Net assets (liabilities) of discontinued operations	23,266	24,899
Canada [Member]
Schedule of major classes of revenue and income (losses) with respect to the Discontinued Operations
Revenue	31,587	136,036	36,164
Operating income (loss)	12,779	(18,589)	(21,791)
Pre-tax income (loss)	13,848	(18,484)	(21,322)
Provision (benefit) for taxes	2,796	(6,548)	(5,655)
Net income (loss)	11,052	(11,936)	(15,667)
Assets with respect to discontinued operations
Total assets		27,917
Total liabilities		11,782
Net assets (liabilities) of discontinued operations		16,135
Libya [Member]
Schedule of major classes of revenue and income (losses) with respect to the Discontinued Operations
Revenue			154
Operating income (loss)	(58)	(487)	(3,174)
Pre-tax income (loss)	(58)	(487)	(3,177)
Provision (benefit) for taxes
Net income (loss)	(58)	(487)	(3,177)
Assets with respect to discontinued operations
Total assets		90
Total liabilities		(7)
Net assets (liabilities) of discontinued operations		97
WAGP [Member]
Schedule of major classes of revenue and income (losses) with respect to the Discontinued Operations
Revenue
Operating income (loss)	(4,274)	(71,858)	(2,044)
Pre-tax income (loss)	(4,274)	(71,858)	(2,045)
Provision (benefit) for taxes
Net income (loss)	(4,274)	(71,858)	(2,045)
Assets with respect to discontinued operations
Total assets
Total liabilities	41,500	57,715
Net assets (liabilities) of discontinued operations	(41,500)	(57,715)
Other [Member]
Schedule of major classes of revenue and income (losses) with respect to the Discontinued Operations
Revenue
Operating income (loss)	(239)		(1)
Pre-tax income (loss)	2,567		(50)
Provision (benefit) for taxes
Net income (loss)	2,567		(50)
Assets with respect to discontinued operations
Total assets		1
Total liabilities
Net assets (liabilities) of discontinued operations		1
Hawkeye [Member]
Schedule of major classes of revenue and income (losses) with respect to the Discontinued Operations
Revenue	108,878	164,842	48,074
Operating income (loss)	(20,825)	(3,863)	(6,825)
Pre-tax income (loss)	(20,685)	(3,921)	(6,864)
Provision (benefit) for taxes			(3,864)
Net income (loss)	(20,685)	(3,921)	(3,000)
Assets with respect to discontinued operations
Total assets	62,804	61,279
Total liabilities	15,384	16,209
Net assets (liabilities) of discontinued operations	47,420	45,070
InterCon [Member]
Schedule of major classes of revenue and income (losses) with respect to the Discontinued Operations
Revenue		42,826	31,176
Operating income (loss)		(5,326)	1,422
Pre-tax income (loss)		(5,329)	1,484
Provision (benefit) for taxes		(1,069)	553
Net income (loss)		(4,260)	931
Assets with respect to discontinued operations
Total assets
Total liabilities
Net assets (liabilities) of discontinued operations
Oman [Member]
Schedule of major classes of revenue and income (losses) with respect to the Discontinued Operations
Revenue	75,446	73,829	73,589
Operating income (loss)	6,392	11,204	13,536
Pre-tax income (loss)	6,566	11,289	13,633
Provision (benefit) for taxes	1,112	1,265	1,765
Net income (loss)	5,454	10,024	11,866
Assets with respect to discontinued operations
Total assets	28,136	33,220
Total liabilities	10,790	11,909
Net assets (liabilities) of discontinued operations	$ 17,346	$ 21,311